EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
EQUIPMENT

NOTE 7 — EQUIPMENT

Equipment consisted of the following at December 31, 2025 and 2024:

	December 31,
	2025	2024
		(As Restated)

Equipment	$312,206	$242,526
Less: accumulated depreciation	(197,400)	(156,413)
Equipment, net	$114,806	$86,113

Depreciation expense was $29,183 and $26,090 for the years ended December 31, 2025 and 2024, respectively.